Stock-based Compensation (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted stock awards
Unvested at beginning of year (in shares)	15,387
Granted (in shares)	194,694
Vested (in shares)	(128,955)
Unvested at end of year (in shares)	81,126	15,387
Weighted-average purchase price per share
Unvested at beginning of year (in dollars per share)	$ 0.69
Granted (in dollars per share)	5.73
Vested (in dollars per share)	5.13
Unvested at end of year (in dollars per share)	$ 5.73	$ 0.69
Restricted stock
Restricted stock awards
Unvested at beginning of year (in shares)	15,387	55,298	203,342
Granted (in shares)		10,869
Vested (in shares)		(50,780)	(89,308)
Unvested at end of year (in shares)		15,387	55,298
Unvested remaining from the early exercise of stock options (in shares)	72,463
Weighted-average purchase price per share
Unvested at beginning of year (in dollars per share)	$ 0.69	$ 0.69	$ 0.62
Granted (in dollars per share)		1.24
Vested (in dollars per share)		0.62	0.55
Unvested at end of year (in dollars per share)		$ 0.69	$ 0.69